LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 31, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION,

DATED AUGUST 1, 2012, OF

WESTERN ASSET INTERMEDIATE TERM MUNICIPALS FUND

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

WESTERN ASSET NEW YORK MUNICIPALS FUND

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Effective September 1, 2012, the following information is added to the table in the funds’ Statement of Additional Information (“SAI”) that appears in the section titled “Other Accounts Managed by Portfolio Managers” and is as of June 30, 2012:

Fund	Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed ($ in billions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based ($ in billions)
Intermediate Term Municipals Fund	Dennis J. McNamara	Other registered investment companies	3	0.71	0	0
		Other pooled investment vehicles	27	9.47	0	0
		Other accounts	157	53.90	8	1.58

New Jersey Municipals Fund	Dennis J. McNamara	Other registered investment companies	3	0.71	0	0
		Other pooled investment vehicles	27	9.47	0	0
		Other accounts	157	53.90	8	1.58

New York Municipals Fund	Dennis J. McNamara	Other registered investment companies	3	0.71	0	0
		Other pooled investment vehicles	27	9.47	0	0
		Other accounts	157	53.90	8	1.58

Fund	Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed ($ in billions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based ($ in billions)
Pennsylvania Municipals Fund	Dennis J. McNamara	Other registered investment companies	3	0.71	0	0
		Other pooled investment vehicles	27	9.47	0	0
		Other accounts	157	53.90	8	1.58

Effective September 1, 2012, the following information is added to the section of the funds’ SAI titled “Portfolio Manager Securities Ownership”:

As of June 30, 2012, Dennis J. McNamara did not own any securities of Intermediate Term Municipals Fund, New Jersey Municipals Fund, New York Municipals Fund or Pennsylvania Municipals Fund.

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